Net income per share	6 Months Ended
Sep. 30, 2012
Net income per share [Abstract]
Net income per share
7	Net income per share

The following table sets forth the computation of basic net income per share and diluted net income per share for the three and six months ended September 30, 2011 and 2012 respectively:

		Three months ended September 30,
		2011	2012	2012
	Note	RMB	RMB	US$
Numerator:
Net income attributable to the Company		23,249	24,695	3,929
Earnings allocated to participating convertible notes	(i)	-	(491)	(78)

Net income for basic and diluted net income per share		23,249	24,204	3,851

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		74,509,931	69,860,425	69,860,425

Net income per share attributable to ordinary shares:
- Basic		0.31	0.34	0.05
- Diluted	(ii)	0.31	0.34	0.05

		Six months ended September 30,
		2011	2012	2012
	Note	RMB	RMB	US$
Numerator:
Net income attributable to the Company		63,271	55,788	8,878
Earnings allocated to participating convertible notes	(i)	-	(1,813)	(288)

Net income for basic and diluted net income per share		63,271	53,975	8,590

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		74,513,991	71,502,502	71,502,502

Net income per share attributable to ordinary shares:
- Basic		0.85	0.75	0.12
- Diluted	(ii)	0.85	0.75	0.12

Notes:

(i)	The KKR Notes provide KKRCHIL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the note is convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for each reporting period in both basic and diluted net income per share computation.

(ii)	During the three and six months ended September 30, 2011, the Company had potentially dilutive ordinary shares of 500,000 representing shares issuable upon exercise of an option issued by the Company in connection with its initial public offering in December 2006. Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company's ordinary shares during the periods. The option expired on December 13, 2011.

During the three and six months ended September 30, 2012, the Company had potentially dilutive ordinary shares of 22,903,454 representing shares issuable upon conversion of the KKR Notes (see Note 5). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.